Non-current assets - exploration and evaluation (Tables)	6 Months Ended
Dec. 31, 2025
Non-current assets - exploration and evaluation [Abstract]
Non-Current Assets - Exploration and Evaluation
	31-Dec-25	30-Jun-25
	$'000	$'000

Exploration assets	209,009	203,110

Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial period are set out below:

Exploration assets
$'000

Balance at 1 July 2024	187,664
Additions - Rhyolite Rydge	15,300
Exploration expenditure - noncore	183
Exploration expenditure - written off	(37)

Balance at 30 June 2025	203,110
Additions - Rhyolite Rydge	5,850
Exploration expenditure - noncore	49

Balance at 31 December 2025	209,009